Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
REVENUES
TOTAL REVENUES		$ 1,197,566	$ 1,061,080
COST OF REVENUES		410,120	338,122
GROSS PROFIT		787,446	722,958
OPERATING EXPENSES
Marketing development expenses		2,172,328
Staff costs and employee benefits		1,157,415	112,374
Rental and office expenses		46,969	54,120
Legal and professional fees		577,576	70,605
Depreciation		14,517	14,467
Others		76,561	8,302
TOTAL OPERATING EXPENSES		4,045,366	259,868
INCOME (LOSS) FROM OPERATIONS		(3,257,920)	463,090
OTHER INCOME (EXPENSES)
Interest income		541	68
Interest expense		(6,359)	(8,975)
Investment gain (loss)		(276)	255
Government subsidies			17,054
Other income (expense)		(8,203)	(1,605)
TOTAL OTHER INCOME (EXPENSE), NET		(14,297)	6,797
INCOME (LOSS) BEFORE INCOME TAX		(3,272,217)	469,887
INCOME TAX (EXPENSES) CREDITS		307,108	(88,734)
NET INCOME (LOSS)		(2,965,109)	381,153
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment		(974)	2,248
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (2,966,083)	$ 383,401
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	[1]	$ (0.07)	$ 0.019
Diluted (in Dollars per share)	[1]	$ (0.07)	$ 0.019
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	44,237,222	20,000,000
Diluted (in Shares)	[1]	44,237,222	20,000,000
Customized Software Solutions
REVENUES
TOTAL REVENUES		$ 627,753	$ 803,830
White Label Software
REVENUES
TOTAL REVENUES		487,013	9,260
Subscription Services
REVENUES
TOTAL REVENUES		$ 82,800	$ 247,990

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).